Accrued Liabilities and Other Payables	3 Months Ended
Mar. 31, 2025
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

Note 5. Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following:

	March 31, 2025	December 31, 2024
Credit card payable	$92,809	$58,269
Payroll tax payable	6,777	5,146
Total	$99,586	$63,415